SEMI-ANNUAL REPORT
                               JUNE 30, 2000

                               [GRAPHIC OMITTED]

Mercury
QA Mid Cap
Fund

            OF MERCURY
            QA EQUITY SERIES, INC.

PORTFOLIO INFORMATION

INVESTMENTS AS OF JUNE 30, 2000
================================================================================

                                       Percent of
Ten Largest Holdings                   Net Assets
-------------------------------------------------
Forest Laboratories, Inc.                  2.3%
-------------------------------------------------
MedImmune, Inc.                            2.2
-------------------------------------------------
Sepracor Inc.                              2.1
-------------------------------------------------
Dynegy, Inc. (Class A)                     2.0
-------------------------------------------------
Vitesse Semiconductor Corporation          1.8
-------------------------------------------------
Univision Communications Inc. (Class A)    1.8
-------------------------------------------------
Sanmina Corporation                        1.7
-------------------------------------------------
Rational Software Corporation              1.6
-------------------------------------------------
ReliaStar Financial Corp.                  1.6
-------------------------------------------------
Intuit Inc.                                1.4
-------------------------------------------------

                                       Percent of
Ten Largest Industries                 Net Assets
-------------------------------------------------
Electronics Components                     8.8%
-------------------------------------------------
Medical                                    7.5
-------------------------------------------------
Pharmaceuticals                            6.2
-------------------------------------------------
Computer Software                          5.6
-------------------------------------------------
Insurance                                  5.4
-------------------------------------------------
Technology                                 5.1
-------------------------------------------------
Banking                                    5.0
-------------------------------------------------
Retail                                     4.8
-------------------------------------------------
Oil Services                               4.6
-------------------------------------------------
Financial Services                         4.3
-------------------------------------------------


                    June 30, 2000 (2) Mercury QA Mid Cap Fund

DEAR SHAREHOLDER

We are pleased to provide you with the first semi-annual report for Mercury QA Mid Cap Fund. The Fund seeks to provide long-term growth of capital by investing primarily in equity securities of mid-capitalization companies in the United States that Fund management believes are undervalued or have good prospects for earnings growth. Since inception (June 2, 2000) through June 30, 2000, the Fund's Class I, Class A, Class B and Class C Shares had total returns of -2.00%, -2.00%, -2.00% and -2.00%, respectively, slightly better than the return of the unmanaged S&P MidCap 400 Index of -4.00% over this period. (Investment results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 5 and 6 of this report to shareholders.)

Market Environment

The US economy appears to be slowing down. As a result, significant increases in inflation and interest rates may not happen, which usually is good news for financial assets. On the other hand, slower economic growth probably means slower profit growth, a prospect that may weigh on the markets over the summer.

Despite the decline of technology share prices during April and May, large cap growth stocks have a positive year-to-date return through June. Furthermore, continuing a trend that we have seen for much of the 1990s, growth stocks outpaced value stocks for the first half of the year. Large cap growth stocks returned +2.6% over the first half of the year, as measured by the unmanaged S&P 500/Barra Growth Index, while large cap value stocks fell -4.1%, as measured by the unmanaged S&P 500/Barra Value Index.

Reversing a pattern we also saw for the better part of the past decade, small cap stocks have outperformed large cap stocks so far in 2000. Small cap stocks and mid cap stocks continue to look very attractive to us compared to large cap stocks on almost every valuation measure, including price/earnings (22.0 versus 29.8), price/book (2.4 versus 5.0) and price/free cash flow (18.3 versus 32.3).

Investment Outlook

In the coming months, we believe investors will focus less on economic issues such as the strength of the economy and interest rate increases, and more on the implications of the looming presidential election. Federal budget policy, social security funding options and trade policy are likely to shape investor interest in the outcome of the election. Overall, we believe that the earnings outlook and valuation levels are attractive in the current environment.


                    June 30, 2000 (3) Mercury QA Mid Cap Fund

Our favorite industry currently is energy, including oil drilling companies and oil and gas companies. High demand coupled with limited supply is an attractive dynamic for these companies.

In Conclusion

We thank you for your investment in Mercury QA Mid Cap Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn                         /s/ Philip Green

Terry K. Glenn                             Philip Green
President and Director                     Senior Vice President and
                                           Portfolio Manager

August 7, 2000


                    June 30, 2000 (4) Mercury QA Mid Cap Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately 8 years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser voluntarily waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.


                    June 30, 2000 (5) Mercury QA Mid Cap Fund

FUND PERFORMANCE DATA (CONCLUDED)

AGGREGATE TOTAL RETURN
================================================================================

                                                 % Return             % Return
                                                Without Sales        With Sales
Class I Shares*                                    Charge             Charge**
--------------------------------------------------------------------------------
Inception (6/2/00)
through 6/30/00                                    -2.00%             -7.14%
--------------------------------------------------------------------------------

 *    Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.

                                                  % Return            % Return
                                                   Without              With
Class B Shares*                                     CDSC               CDSC**
--------------------------------------------------------------------------------
Inception (6/2/00)
through 6/30/00                                    -2.00%              -5.92%
--------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.

**    Assuming payment of applicable contin gent deferred sales charge.

                                                  % Return            % Return
                                               Without Sales         With Sales
Class A Shares*                                    Charge             Charge**
--------------------------------------------------------------------------------
Inception (6/2/00)
through 6/30/00                                    -2.00%              -7.14%
--------------------------------------------------------------------------------

 *    Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.

                                                 % Return            % Return
                                                  Without               With
Class C Shares*                                     CDSC               CDSC**
--------------------------------------------------------------------------------
Inception (6/2/00)
through 6/30/00                                    -2.00%              -2.98%
--------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.

**    Assuming payment of applicable contingent deferred sales charge.

RECENT PERFORMANCE RESULTS*
================================================================================

                                                                Since Inception
As of June 30, 2000                                                Total Return
--------------------------------------------------------------------------------
Class I                                                                  -2.00%
--------------------------------------------------------------------------------
Class A                                                                  -2.00
--------------------------------------------------------------------------------
Class B                                                                  -2.00
--------------------------------------------------------------------------------
Class C                                                                  -2.00
--------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the period shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund commenced operations on 6/2/00.


                    June 30, 2000 (6) Mercury QA Mid Cap Fund

SCHEDULE OF INVESTMENTS

                                                                In US Dollars
                                                             -------------------
                   Shares                                             Percent of
Industries          Held          Common Stocks               Value   Net Assets
--------------------------------------------------------------------------------

UNITED STATES
================================================================================
Aerospace            500  +Lear Corporation                  $ 10,000     0.2%
                     500  +The Titan Corporation               22,375     0.6
                                                             -------------------
                                                               32,375     0.8
--------------------------------------------------------------------------------
Apparel              600  +Jones Apparel Group, Inc.           14,100     0.4
--------------------------------------------------------------------------------
Automotive           500   DPL Inc.                            10,969     0.3
--------------------------------------------------------------------------------
Banking              600   First Tennessee National
                             Corporation                        9,937     0.3
                     700   GreenPoint Financial Corp.          13,125     0.3
                     600   Keystone Financial, Inc.            12,750     0.3
                     500   Marshall & Ilsley Corporation       20,750     0.5
                   1,000   National Commerce Bancorporation    16,062     0.4
                   1,500   North Fork Bancorporation           22,688     0.6
                   5,600   Sovereign Bancorp, Inc.             39,375     1.0
                     800   TCF Financial Corporation           20,550     0.5
                     500   Westamerica Bancorporation          13,063     0.3
                     700   Zions Bancorporation                32,123     0.8
                                                             -------------------
                                                              200,423     5.0
--------------------------------------------------------------------------------
Batteries/Battery    900  +Energizer Holdings, Inc.            16,425     0.4
Systems
--------------------------------------------------------------------------------
Biotechnology        300  +Gilead Sciences, Inc.               21,337     0.5
--------------------------------------------------------------------------------
Broadcasting/Media   600  +Hispanic Broadcasting
                             Corporation                       19,875     0.5
                     700  +Univision Communications Inc.
                             (Class A)                         72,450     1.8
                     700  +Westwood One, Inc.                  23,888     0.6
                                                             -------------------
                                                              116,213     2.9
--------------------------------------------------------------------------------
Cement               300   Southdown, Inc.                     17,325     0.4
--------------------------------------------------------------------------------
Computer Services  2,600  +Informix Corporation                19,337     0.5
                   1,400  +MarchFirst, Inc.                    25,550     0.6
                   1,300  +Network Associates, Inc.            26,487     0.7
                   1,400  +Policy Management Systems
                             Corporation                       21,525     0.5
                     500   Symbol Technologies, Inc.           27,000     0.7
                     400   Telephone and Data Systems, Inc.    40,100     1.0
                                                             -------------------
                                                              159,999     4.0
--------------------------------------------------------------------------------
Computer Software  2,800  +E* TRADE Group, Inc.                46,200     1.2
                   1,400  +Intuit Inc.                         57,925     1.4
                   1,100  +Legato Systems, Inc.                16,637     0.4
                     400  +Macromedia, Inc.                    38,675     1.0
                     800  +Sungard Data Systems Inc.           24,800     0.6
                     900  +Sykes Enterprises, Incorporated     11,588     0.3
                     500  +Symantec Corporation                26,969     0.7
                                                             -------------------
                                                              222,794     5.6
--------------------------------------------------------------------------------


                    June 30, 2000 (7) Mercury QA Mid Cap Fund

                                                                 In US Dollars
                                                              ------------------
                        Shares                                        Percent of
Industries               Held      Common Stocks               Value  Net Assets
--------------------------------------------------------------------------------

UNITED STATES (continued)
================================================================================
Computers                400  +NVIDIA Corporation             $ 25,425    0.6%
--------------------------------------------------------------------------------
Data Processing          500  +Keane, Inc.                      10,812    0.3
--------------------------------------------------------------------------------
Diversified Companies  2,600   The FINOVA Group Inc.            33,800    0.8
--------------------------------------------------------------------------------
Electronic Components    900  +Jabil Circuit, Inc.              44,662    1.1
                         200  +Microchip Technology             11,653    0.3
                         500  +QLogic Corporation               33,031    0.8
                         600  +SCI Systems, Inc.                23,513    0.6
                         800  +Sanmina Corporation              68,400    1.7
                         600  +Sawtek Inc.                      34,538    0.9
                         200  +TranSwitch Corporation           15,438    0.4
                         900  +Vishay Intertechnology, Inc.     34,144    0.9
                       1,000  +Vitesse Semiconductor
                                 Corporation                    73,563    1.8
                         100  +Waters Corporation               12,481    0.3
                                                              ------------------
                                                               351,423    8.8
--------------------------------------------------------------------------------
Energy                   700   Devon Energy Corporation         39,331    1.0
                         500   LG&E Energy Corp.                11,937    0.3
                       1,600   MCN Energy Group Inc.            34,200    0.9
                         900   Noble Affiliates, Inc.           33,525    0.8
                       1,400   Valero Energy Corporation        44,450    1.1
                                                              ------------------
                                                               163,443    4.1
--------------------------------------------------------------------------------
Entertainment            200   International Speedway Corp.
                                 (Class A)                       8,275    0.2
                       1,500  +Park Place Entertainment
                                 Corporation                    18,281    0.5
                         500  +Premier Parks Inc.               11,375    0.3
                                                              ------------------
                                                                37,931    1.0
--------------------------------------------------------------------------------
Financial Services       600   A.G. Edwards, Inc.               23,400    0.6
                         700   Dime Bancorp, Inc.               11,025    0.3
                       1,600   First Security Corporation       21,700    0.5
                       1,600   Hibernia Corporation (Class A)   17,400    0.4
                         400   Legg Mason, Inc.                 20,000    0.5
                       1,500   Waddell & Reed Financial, Inc.
                                 (Class A)                      49,219    1.2
                       1,400   Webster Financial Corporation    31,063    0.8
                                                              ------------------
                                                               173,807    4.3
--------------------------------------------------------------------------------
Food Merchandising       300   Hannaford Bros. Co.              21,562    0.5
--------------------------------------------------------------------------------
Healthcare--Cost         500  +Oxford Health Plans, Inc.        11,906    0.3
Containment
--------------------------------------------------------------------------------
Health Services          200  +Express Scripts, Inc.
                                 (Class A)                       12,337    0.3
--------------------------------------------------------------------------------
Healthcare               300  +Trigon Healthcare, Inc.           15,469    0.4
                       1,000  +VISX, Incorporated                28,063    0.7
                                                              ------------------
                                                                 43,532    1.1
--------------------------------------------------------------------------------


                    June 30, 2000 (8) Mercury QA Mid Cap Fund

                                                                In US Dollars
                                                             -------------------
                        Shares                                        Percent of
Industries               Held      Common Stocks               Value  Net Assets
--------------------------------------------------------------------------------

UNITED STATES (continued)
================================================================================
Hotels & Casinos      800  +Mandalay Resort Group             $ 16,000   0.4%
--------------------------------------------------------------------------------
Human Resources       600  +Robert Half International Inc.      17,100   0.4
--------------------------------------------------------------------------------
Information Systems   500   Reynolds & Reynolds Company
                             (Class A)                           9,125   0.2
                    1,000  +Tech Data Corporation               43,563   1.1
                                                              ------------------
                                                                52,688   1.3
--------------------------------------------------------------------------------
Insurance             300  +First Health Group Corp.             9,844   0.2
                    1,200   Horace Mann Educators
                              Corporation                       18,000   0.4
                      500   Mark IV                             10,437   0.3
                    2,300   Ohio Casualty Corporation           24,438   0.6
                      800   Old Republic International
                              Corporation                       13,200   0.3
                      300   The PMI Group, Inc.                 14,250   0.4
                    1,300   Protective Life Corporation         34,613   0.9
                    1,200   ReliaStar Financial Corp.           62,925   1.6
                      700  +Sybron International Corporation    13,869   0.3
                      500   Unitrin, Inc.                       14,688   0.4
                                                              ------------------
                                                               216,264   5.4
--------------------------------------------------------------------------------
Leisure               700  +International Game Technology       18,550   0.5
--------------------------------------------------------------------------------
Machinery           1,100  +Grant Prideco, Inc.                 27,500   0.7
--------------------------------------------------------------------------------
Manufacturing         300   The Dexter Corporation              14,400   0.4
                      300   Precision Castparts Corp.           13,575   0.3
                                                              ------------------
                                                                27,975   0.7
--------------------------------------------------------------------------------
Media/Publishing      500  +Electronic Arts Inc.                36,469   0.9
                      400   Harte-Hanks, Inc.                   10,000   0.2
                      600   The Reader's Digest Association,
                              Inc. (Class A)                    23,850   0.6
                       48   The Washington Post Company         22,944   0.6
                                                              ------------------
                                                                93,263   2.3
--------------------------------------------------------------------------------
Medical             1,300  +Edwards Lifesciences Corporation    24,050   0.6
                    1,200   ICN Pharmaceuticals, Inc.           33,375   0.8
                      200  +Incyte Pharmaceuticals, Inc.        16,437   0.4
                      300  +Lincare Holdings Inc.                7,387   0.2
                    1,200  +MedImmune, Inc.                     88,800   2.2
                      200  +MiniMed Inc.                        23,600   0.6
                      800   Mylan Laboratories, Inc.            14,600   0.4
                      300  +PacifiCare Health Systems, Inc.     18,056   0.5
                    1,200   Stryker Corporation                 52,500   1.3
                      600  +Synopsys, Inc.                      20,738   0.5
                                                              ------------------
                                                               299,543   7.5
--------------------------------------------------------------------------------
Medical Supplies      300   DENTSPLY International Inc.          9,244   0.2
--------------------------------------------------------------------------------
Multimedia            300   Media General, Inc. (Class A)       14,569   0.4
--------------------------------------------------------------------------------


                    June 30, 2000 (9) Mercury QA Mid Cap Fund

                                                                In US Dollars
                                                             -------------------
                          Shares                                      Percent of
Industries                 Held       Common Stocks            Value  Net Assets
--------------------------------------------------------------------------------

UNITED STATES (continued)
================================================================================

Natural Gas Distribution    300   National Fuel Gas Company   $ 14,625    0.4%
--------------------------------------------------------------------------------
Office--Related             700   Herman Miller, Inc.           18,112    0.5
--------------------------------------------------------------------------------
Oil & Gas Producers       1,200  +Nabors Industries, Inc.       49,875    1.3
                          2,200  +Ocean Energy Inc.             31,213    0.8
                            500   Questar Corporation            9,688    0.2
                                                              ------------------
                                                                90,776    2.3
--------------------------------------------------------------------------------
Oil Field & Equipment       500  +Smith International, Inc.     36,406    0.9
                            600  +Varco International, Inc.     13,950    0.3
                            700  +Weatherford International,
                                    Inc.                        27,869    0.7
                                                              ------------------
                                                                78,225    1.9
--------------------------------------------------------------------------------
Oil Services                900   ENSCO International
                                    Incorporated                32,231    0.8
                          1,600  +Global Marine Inc.            45,100    1.1
                            800  +Hanover Compressor Company    30,400    0.8
                          1,200  +Noble Drilling Corporation    49,425    1.2
                            800   Tidewater Inc.                28,800    0.7
                                                              ------------------
                                                               185,956    4.6
--------------------------------------------------------------------------------
Petroleum                   800   Helmerich & Payne, Inc.       29,900    0.7
                            300   Murphy Oil Corporation        17,831    0.4
                          3,000  +Santa Fe Snyder Corporatio    34,125    0.9
                            600   Ultramar Diamond Shamrock
                                    Corporation                 14,888    0.4
                                                              ------------------
                                                                96,744    2.4
--------------------------------------------------------------------------------
Pharmaceuticals             900  +Forest Laboratories, Inc.     90,900    2.3
                          1,000  +IVAX Corporation              41,500    1.0
                            300  +Millennium Pharmaceuticals
                                    Inc.                        33,562    0.8
                            700  +Sepracor Inc.                 84,438    2.1
                                                              ------------------
                                                               250,400    6.2
--------------------------------------------------------------------------------
Reinsurance                 900   Everest Re Group, Ltd.        29,587    0.7
--------------------------------------------------------------------------------
Restaurants                 500  +Outback Steakhouse, Inc.      14,625    0.4
                          1,200  +Starbucks Corporation         45,825    1.1
                                                              ------------------
                                                                60,450    1.5
--------------------------------------------------------------------------------
Retail                      750  +Dollar Tree Stores, Inc.      29,672    0.8
                            900   Family Dollar Stores, Inc.    17,606    0.4
                            700   Fastenal Company              35,437    0.9
                            800  +Payless ShoeSource, Inc.      41,000    1.0
                            700   Ross Stores, Inc.             11,944    0.3
                            900  +Saks Incorporated              9,450    0.2
                            500   Tiffany & Co.                 33,750    0.9
                            400  +Williams-Sonoma, Inc.         12,975    0.3
                                                              ------------------
                                                               191,834    4.8
--------------------------------------------------------------------------------


                   June 30, 2000 (10) Mercury QA Mid Cap Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                In US Dollars
                                                             -------------------
                          Shares                                      Percent of
Industries                 Held       Common Stocks            Value  Net Assets
--------------------------------------------------------------------------------

UNITED STATES (concluded)
===============================================================================
Technology             600  +Integrated Device Technology,
                               Inc.                         $    35,925    0.9%
                       900  +Mentor Graphics Corporation         17,887    0.4
                       800  +Novellus Systems, Inc.              45,250    1.1
                       700  +Rational Software Corporation       65,056    1.6
                     1,000  +Sybase, Inc.                        23,000    0.6
                       200  +TriQuint Semiconductor, Inc.        19,138    0.5
                                                            --------------------
                                                                206,256    5.1
--------------------------------------------------------------------------------
Telecommunications     400   Harris Corporation                  13,100    0.3
                       200  +L-3 Communications Holdings,
                               Inc.                              11,412    0.3
                       400  +Polycom, Inc.                       37,638    0.9
                                                            --------------------
                                                                 62,150    1.5
--------------------------------------------------------------------------------
Tobacco                500   R.J. Reynolds Tobacco
                               Holdings, Inc.                    13,969    0.4
--------------------------------------------------------------------------------
Utilities--Electric  1,000   KeySpan Corporation                 30,750    0.8
                       600   The Montana Power Company           21,187    0.5
                       600   Northeast Utilities                 13,050    0.3
                       500   Potomac Electric Power
                               Company                           12,500    0.3
                                                            --------------------
                                                                 77,487    1.9
--------------------------------------------------------------------------------
Utilities--Electric,   500   DQE, Inc.                           19,750    0.5
Gas, & Water
--------------------------------------------------------------------------------
Utilities--Gas       1,200   Dynegy Inc. (Class A)               81,975    2.0
Pipeline
                       700   Kinder Morgan, Inc.                 24,194    0.6
                                                            --------------------
                                                                106,169    2.6
--------------------------------------------------------------------------------
Wireless               400  +Powerwave Technologies, Inc.        17,600    0.4
Communication
--------------------------------------------------------------------------------
                             Total Investments
                             (Cost--$4,094,121)               4,010,724   99.9
                             Other Assets Less
                              Liabilities                         5,016    0.1
                                                            --------------------
                             Net Assets                     $ 4,015,740  100.0%
                                                            ====================
--------------------------------------------------------------------------------

+     Non-income producing security.

      See Notes to Financial Statements.


                   June 30, 2000 (11) Mercury QA Mid Cap Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2000
--------------------------------------------------------------------------------

Assets:

Investments, at value (identified cost--$4,094,121)                            $ 4,010,724
Cash                                                                                12,748
Receivables:
  Capital shares sold                                           $  246,367
  Investment adviser                                                 7,643
  Dividends                                                          1,447         255,457
                                                                --------------------------
Total assets                                                                     4,278,929
                                                                               -----------
------------------------------------------------------------------------------------------

Liabilities:
Payables:
  Capital shares redeemed                                          250,000
  Distributor                                                          371         250,371
                                                                ----------
Accrued expenses                                                                    12,818
                                                                               -----------
Total liabilities                                                                  263,189
                                                                               -----------
------------------------------------------------------------------------------------------

Net Assets:
Net assets                                                                     $ 4,015,740
                                                                               ===========
------------------------------------------------------------------------------------------

Net Assets Consist of:
Class I Shares of Common Stock, $.0001 par value,
125,000,000 shares authorized                                                  $        32
Class A Shares of Common Stock, $.0001 par value,
125,000,000 shares authorized                                                            1
Class B Shares of Common Stock, $.0001 par value,
125,000,000 shares authorized                                                            3
Class C Shares of Common Stock, $.0001 par value,
125,000,000 shares authorized                                                            4
Paid-in capital in excess of par                                                 4,097,754
Accumulated investment loss--net                                                    (3,179)
Undistributed realized capital gains on investments and
foreign currency transactions--net                                                   4,522
Unrealized depreciation on investments and foreign currency
  transactions--net                                                                (83,397)
                                                                               -----------
Net assets                                                                     $ 4,015,740
                                                                               ===========
------------------------------------------------------------------------------------------

Net Asset Value:
Class I--Based on net assets of $3,183,430 and 324,820
shares outstanding                                                             $      9.80
                                                                               ===========
Class A--Based on net assets of $82,445 and 8,412
shares outstanding                                                             $      9.80
                                                                               ===========
Class B--Based on net assets of $333,231 and 34,018
shares outstanding                                                             $      9.80
                                                                               ===========
Class C--Based on net assets of $416,634 and 42,531
shares outstanding                                                             $      9.80
                                                                               ===========
------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                   June 30, 2000 (12) Mercury QA Mid Cap Fund

STATEMENT OF OPERATIONS

For the Period June 2, 2000+ to June 30, 2000
--------------------------------------------------------------------------------

Investment Income:

Dividends                                                              $  1,859
Interest and discount earned                                                507
                                                                       --------
Total income                                                              2,366
                                                                       --------
--------------------------------------------------------------------------------

Expenses:

Registration fees                                        $  7,926
Investment advisory fees                                    1,725
Organization expenses                                       1,419
Professional fees                                           1,374
Accounting services                                         1,250
Administration fees                                         1,098
Printing and shareholder reports                              481
Custodian fees                                                192
Account maintenance and distribution fees--Class C            182
Account maintenance and distribution fees--Class B            173
Pricing fees                                                   69
Directors' fees and expenses                                   58
Transfer agent fees--Class I                                   42
Account maintenance fees--Class A                              16
Transfer agent fees--Class C                                    3
Transfer agent fees--Class B                                    2
Transfer agent fees--Class A                                    1
                                                         --------
Total expenses before reimbursement                        16,011
Reimbursement of expenses                                 (10,466)
                                                         --------
Total expenses after reimbursement                                        5,545
                                                                       --------
Investment loss--net                                                     (3,179)
                                                                       --------
--------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) on
Investments--Net:

Realized gain from investments--net                                       4,522
Unrealized depreciation on investments--net                             (83,397)
                                                                       --------
Net Decrease in Net Assets Resulting from Operations                   $(82,054)
                                                                       ========
--------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


                   June 30, 2000 (13) Mercury QA Mid Cap Fund

STATEMENT OF CHANGES
IN NET ASSETS

For the Period June 2, 2000+ to June 30, 2000
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets:
--------------------------------------------------------------------------------

Operations:

Investment loss--net                                                $    (3,179)
Realized gain on investments--net                                         4,522
Unrealized depreciation on investments--net                             (83,397)
                                                                    -----------
Net decrease in net assets resulting from operations                    (82,054)
                                                                    -----------
--------------------------------------------------------------------------------

Capital Share Transactions:

Net increase in net assets derived from capital share transactions    3,997,794
                                                                    -----------
--------------------------------------------------------------------------------

Net Assets:

Total increase in net assets                                          3,915,740
Beginning of period                                                     100,000
                                                                    -----------
End of period                                                       $ 4,015,740
                                                                    ===========
--------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


                   June 30, 2000 (14) Mercury QA Mid Cap Fund

FINANCIAL HIGHLIGHTS

      The following per share data and ratios have been derived from information provided in the financial statements.

                                                 For the Period June 2, 2000+ to June 30, 2000
                                            --------------------------------------------------------
Increase (Decrease) in Net Asset Value:      Class I          Class A       Class B        Class C
----------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period        $   10.00        $   10.00     $   10.00      $   10.00
                                            --------------------------------------------------------
Investment loss--net                             (.01)            (.01)         (.01)          (.01)
Realized and unrealized loss on
  investments--net                               (.19)            (.19)         (.19)          (.19)
                                            --------------------------------------------------------
Total from investment operations                 (.20)            (.20)         (.20)          (.20)
                                            --------------------------------------------------------
Net asset value, end of period              $    9.80        $    9.80     $    9.80      $    9.80
                                            ========================================================
----------------------------------------------------------------------------------------------------
Total Investment Return:**

Based on net asset value per share              (2.00%)++        (2.00%)++     (2.00%)++      (2.00%)++
                                            ========================================================
----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:

Expenses, net of reimbursement                   1.65%*           1.90%*        2.65%*         2.65%*
                                            ========================================================
Expenses                                         4.99%*           5.24%*        5.99%*         5.99%*
                                            ========================================================
Investment loss--net                             (.91%)*         (1.08%)*      (1.73%)*       (1.80%)*
                                            ========================================================
----------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)    $   3,183        $      83     $     333      $     417
                                            ========================================================
Portfolio turnover                               4.26%            4.26%         4.26%          4.26%
                                            ========================================================
----------------------------------------------------------------------------------------------------

 *     Annualized.
**    Total investment returns exclude the effects of sales charges.
 +    Commencement of operations.
++    Aggregate total investment return.

      See Notes to Financial Statements.


                   June 30, 2000 (15) Mercury QA Mid Cap Fund

NOTES TO FINANCIAL STATEMENTS

(1)   Significant Accounting Policies:

      Mercury QA Mid Cap Fund (the "Fund") is part of the Mercury QA Equity Series, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. Prior to commencement of operations on June 2, 2000, the Fund had no operations other than those relating to organizational matters and the issuance of 10,000 capital shares of the Fund on February 25, 2000 to Mercury Advisors ("Mercury"), a division of Fund Asset Management, L.P. ("FAM"), for $100,000. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of securities--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Corporation's Board of Directors.


                   June 30, 2000 (16) Mercury QA Mid Cap Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      (b) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

      (c) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Options--The Fund is authorized to write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

      When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

      o Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts.

      o Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.


                   June 30, 2000 (17) Mercury QA Mid Cap Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      (d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

      (e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

      (f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

      (g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Fund has entered into an Investment Advisory Agreement with Mercury. The general partner of Mercury is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.


                   June 30, 2000 (18) Mercury QA Mid Cap Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      As compensation for its services to the Fund, Mercury receives monthly compensation at the annual rate of .55% of the average daily net assets of the Fund. For the period June 2, 2000 to June 30, 2000, Mercury earned fees of $1,725, all of which was voluntarily waived. Mercury also reimbursed the Fund for additional expenses of $8,741.

      The Fund has also entered into an Administration Agreement with Mercury. The Fund pays a monthly fee at an annual rate of .35% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

      Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                           Account                  Distribution
                                        Maintenance Fee                  Fee
      --------------------------------------------------------------------------
      Class A                                .25%                        --
      --------------------------------------------------------------------------
      Class B                                .25%                       .75%
      --------------------------------------------------------------------------
      Class C                                .25%                       .75%
      --------------------------------------------------------------------------

      Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

      For the period June 2, 2000 to June 30, 2000, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A Shares as follows:

                                                   FAMD                 MLPF&S
      --------------------------------------------------------------------------
      Class A                                      $  --                $1,401
      --------------------------------------------------------------------------

      Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., acts as the Company's transfer agent.


                   June 30, 2000 (19) Mercury QA Mid Cap Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      Accounting services are provided to the Fund by FAM at cost.

      Certain officers and/or directors of the Corporation are officers and/or directors of Mercury, FAM, PSI, FDS, FAMD, and/or ML & Co.

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the period June 2, 2000 to June 30, 2000 were $4,261,093 and $171,494, respectively.

      Net realized gains for the period June 2, 2000 to June 30, 2000, and net unrealized losses as of June 30, 2000 were as follows:

                                               Realized            Unrealized
                                                 Gains               Losses
      --------------------------------------------------------------------------
      Long-term investments                   $    4,522           $   (83,397)
                                              ----------------------------------
      Total                                   $    4,522           $   (83,397)
                                              ==================================
      --------------------------------------------------------------------------

      As of June 30, 2000, net unrealized depreciation for Federal income tax purposes aggregated $83,397, of which $193,142 related to appreciated securities and $276,539 related to depreciated securities. The aggregate cost of investments at June 30, 2000 for Federal income tax purposes was $4,094,121.

(4)   Capital Transactions:

      A net increase in net assets derived from capital share transactions was $3,997,794 for the period June 2, 2000 to June 30, 2000.

      Transactions in capital shares for each class were as follows:

      Class I Shares for the Period June 2, 2000+
      to June 30, 2000                             Shares        Dollar Amount
      --------------------------------------------------------------------------
      Shares sold                                  359,157        $ 3,591,391
      Shares redeemed                              (36,837)          (363,000)
                                              ----------------------------------
      Net increase                                 322,320        $ 3,228,391
                                              ==================================
      --------------------------------------------------------------------------

    + Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury for $25,000.


                   June 30, 2000 (20) Mercury QA Mid Cap Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

      Class A Shares for the Period June 2, 2000+
      to June 30, 2000                             Shares         Dollar Amount
      --------------------------------------------------------------------------
      Shares sold                                   5,912           $  58,845
                                              ----------------------------------
      Net increase                                  5,912           $  58,845
                                              ==================================
      --------------------------------------------------------------------------
    + Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury for $25,000.

      Class B Shares for the Period June 2, 2000+
      to June 30, 2000                             Shares         Dollar Amount
      --------------------------------------------------------------------------
      Shares sold                                  31,518           $  312,764
                                              ----------------------------------
      Net increase                                 31,518           $  312,764
                                              ==================================
      --------------------------------------------------------------------------
    + Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury for $25,000.

      Class C Shares for the Period June 2, 2000+
      to June 30, 2000                             Shares         Dollar Amount
      --------------------------------------------------------------------------
      Shares sold                                   40,861          $  406,040
      Shares redeemed                                 (830)             (8,246)
                                              ----------------------------------
      Net increase                                  40,031          $  397,794
                                              ==================================
      --------------------------------------------------------------------------

    + Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury for $25,000.


                   June 30, 2000 (21) Mercury QA Mid Cap Fund

OFFICERS AND DIRECTORS

Terry K. Glenn, Director and President
M. Colyer Crum, Director
Laurie Simon Hodrick, Director
Jack B. Sunderland, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Arthur Zeikel, Director
Robert C. Doll, Jr., Senior Vice President
Philip Green, Senior Vice President
Sidney Hoots, Senior Vice President
Dean D'Onofrio, Senior Vice President
Frank Salerno, Senior Vice President
Donald C. Burke, Vice President and
  Treasurer
Allan J. Oster, Secretary

Custodian

The Chase Manhattan Bank
4 Chase MetroTech, 18th Floor
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


                   June 30, 2000 (22) Mercury QA Mid Cap Fund

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Mercury QA Mid Cap Fund of
Mercury QA Equity Series, Inc.
Box 9011
Princeton, NJ
08543-9011

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